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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2011

ING Prime Rate Trust

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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ING Prime Rate Trust

SEMI-ANNUAL REPORT

August 31, 2011

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Statement of Cash Flows	10

Financial Highlights	11

Notes to Financial Statements	13

Portfolio of Investments	23

Shareholder Meeting Information	43

Additional Information	44

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2011
Net Assets	$809,834,279
Total Assets	$1,312,424,955
Assets Invested in Senior Loans	$1,163,999,552
Senior Loans Represented	475
Average Amount Outstanding per Loan	$2,450,525
Industries Represented	37
Average Loan Amount per Industry	$31,459,447
Portfolio Turnover Rate (YTD)	46%
Weighted Average Days to Interest Rate Reset	37
Average Loan Final Maturity	58 months
Total Leverage as a Percentage of Total Assets (including preferred shares)	27.89%

PERFORMANCE SUMMARY

The Trust declared $0.08 of dividends during the second fiscal quarter and $0.15 during the six months ended August 31, 2011. Based on the average month-end net asset value ("NAV") per share of $5.96 for the second fiscal quarter and $6.01 for the six-month period, this resulted in an annualized distribution rate(1) of 5.07% for the second fiscal quarter and 5.05% for the six-month period. The Trust's total return for the second fiscal quarter, based on NAV, was (7.43)% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index")(2) of (4.62)% for the same quarter. For the six months ended August 31, 2011, the Trust's total return, based on NAV(3), was (7.21)%, versus a total gross return on the Index of (4.11)%. The total market value return(3) for the Trust's common shares during the second fiscal quarter was (14.18)% and for the six months ended August 31, 2011 was (11.40)%.

MARKET REVIEW

The U.S. leveraged loan market (as represented by the Index) in March reported its first negative monthly total return for 2011. The uptick in volatility was attributable largely to a series of negative developments around the world: specifically, the spread of political turmoil in the Middle East, Japan's natural and nuclear disasters and an increasing flow of data that suggested the U.S. economy might be decelerating (the moribund housing market and a stubbornly high jobless rate being front and center). Despite these headwinds, loan prices remained reasonably firm in the

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

early part of the reporting period, supported at that time by expectations that central banks in developed economies were likely to raise interest in response to rising inflation.

In August, however, macroeconomic and political conditions worsened. Investors were unnerved by another swell of negativity — most notably the political infighting over the U.S. debt ceiling and the resulting downgrade of America's sovereign credit rating by Standard & Poor's, as well as the persistent escalation of the European debt crisis. In that context, when the U.S. Federal Reserve announced it would keep rates at current levels until at least 2013, the strong demand for floating-rate credit risk that had been evident earlier in the year quickly diminished. As a result, prices for loans and other credit-sensitive fixed income securities retreated, and overall volatility remained elevated throughout the balance of the reporting period.

TOP TEN SENIOR LOAN ISSUERS AS OF AUGUST 31, 2011 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
PBL Media	1.6%	2.5%
Univision Communications, Inc.	1.5%	2.5%
Texas Competitive Electric Holdings Company, LLC	1.5%	2.5%
First Data Corporation	1.5%	2.5%
Reynolds Group Holdings, Inc.	1.1%	1.7%
CHS/Community Health Systems, Inc.	1.1%	1.7%
UPC Broadband Holding, B.V.	1.0%	1.6%
Harrahs Operating Company, Inc.	1.0%	1.6%
Neiman Marcus Group, Inc.	0.8%	1.3%
Asurion, LLC	0.8%	1.2%

Subject to change daily.

TOP TEN INDUSTRY SECTORS AS OF AUGUST 31, 2011 AS A PERCENTAGE OF:
	TOTAL	NET
	ASSETS	ASSETS
Healthcare, Education and Childcare	9.4%	15.2%
Retail Stores	7.2%	11.6%
Data and Internet Services	5.9%	9.6%
Printing & Publishing	5.1%	8.3%
Automobile	3.9%	6.2%
Radio and TV Broadcasting	3.7%	6.0%
Diversified / Conglomerate Service	3.5%	5.7%
North American Cable	3.5%	5.7%
Utilities	3.5%	5.7%
Chemicals, Plastics & Rubber	3.3%	5.3%

Subject to change daily.

PORTFOLIO REVIEW

The Trust's performance for the six months ended August 31, 2011 was impacted by market-wide risk aversion. A large portion of this volatility was directed at loans that are larger in size and more actively traded, a part of the market in which the Trust has historically been significantly positioned. What's more, the use of leverage for investment purposes had an unfavorable impact on performance, due to price declines. Market bellwether issuers such as Univision Communications, First Data Corporation and Texas Competitive Electric Holdings Company, which are among the Trust's largest positions, were among those actively traded loans that experienced disproportionate market value declines during the period. The Trust's allocation to European loans — the vast majority of which are issued by western and northern European corporate issuers — was noticeably beneficial to performance during the first half of the year. These loans became detractors, however, as a result of the increased volatility and uncertainly emanating from European credit markets.

On the plus side, fundamental credit performance as measured by default activity continued to be positive. The Trust's emphasis on more highly-rated loans did provide a bit of a positive offset, as investors sought quality in the midst of the recent volatility. The Trust incurred only one default during the past six

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

months; there was no material impact on NAV or distribution yield.

Ratings Distribution as of August 31, 2011
Baa	1.75%
Ba	43.81%
B	42.97%
Caa and below	3.11%
Not rated*	8.36%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

OUTLOOK AND CURRENT STRATEGY

Looking immediately ahead, we believe it's fair to conclude the world has become a riskier place; overall volatility has increased substantially and could remain elevated for some time. The near-term path of the loan market will depend on key factors such as the European Union's response to the region's growing debt problem and, here at home, the U.S. Federal Reserve's attempts to restore investor confidence and stimulate the domestic economy. While downside risks to U.S. and global economic growth are clearly rising and will need to be managed, we do take comfort in the fact that earnings trends across the majority of the issuers in the Trust remain generally positive. During the most recent reporting season, there were few disappointments to the downside. Further, through a multi-year process of balance sheet strengthening (i.e., growing cash and reducing debt leverage), the majority of issuers in the portfolio appear to enjoy a reasonable cushion against what could be (or feel like) a greater than expected decline in economic activity.

The recent pullback in loan prices has made reaching initial full-year 2011 return expectations a difficult task. However, it has created a return profile for loans which looks appealing when weighed against even a reasonably conservative forecast for both global economic growth and company-specific performance.

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
September 30, 2011

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended August 31, 2011
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	1.52%	2.49%	0.99%	3.64%
Based on Market Value	(0.35)%	5.61%	0.94%	3.25%
S&P/LSTA Leveraged Loan Index	2.79%	5.86%	3.98%	4.55%
Credit-Suisse Leveraged Loan Index	3.45%	4.90%	3.24%	4.30%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
August 31, 2011	3.25%	6.00%	6.35%	5.56%	5.88%
May 31, 2011	3.25%	5.13%	5.03%	4.98%	4.89%
February 28, 2011	3.25%	5.42%	5.47%	4.93%	4.98%
November 30, 2010	3.25%	5.01%	5.10%	5.32%	5.41%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing the last monthly dividend of each quarter and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in case of Market) at quarter-end.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2011 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,258,930,040)	$1,188,520,377
Foreign currencies at value (Cost $757,758)	763,646
Receivables:
Investment securities sold	116,343,100
Interest	6,277,214
Other	10,182
Unrealized appreciation on forward foreign currency contracts	220,184
Prepaid expenses	290,255
Total assets	1,312,424,958
LIABILITIES:
Notes payable	316,000,000
Payable for investment securities purchased	134,457,771
Accrued interest payable	294,173
Dividends payable — preferred shares	1,322
Payable to affiliates	1,048,832
Accrued trustees fees	9,302
Unrealized depreciation on forward foreign currency contracts	273,725
Unrealized depreciation on unfunded commitments	6,287
Other accrued expenses	499,267
Total liabilities	452,590,679
Preferred shares, $25,000 stated value per share at liquidation value (2,000 shares outstanding)	50,000,000
NET ASSETS	$809,834,279
Net assets value per common share outstanding (net assets divided by 147,116,381 shares of beneficial interest authorized and outstanding, no par value)	$5.50
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,175,709,947
Undistributed net investment income	1,315,610
Accumulated net realized loss	(296,810,925)
Net unrealized depreciation	(70,380,353)
NET ASSETS	$809,834,279

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest	$31,182,735
Amendment fees earned	560,116
Other	1,642,085
Total investment income	33,384,936
EXPENSES:
Investment management fees	4,836,474
Administration fees	1,511,398
Transfer agent fees	38,169
Interest expense	2,266,883
Custody and accounting expense	291,140
Professional fees	150,558
Preferred shares — dividend disbursing agent fees	82,125
Postage expense	168,000
Trustees fees	15,632
Miscellaneous expense	163,178
Total expenses	9,523,557
Net investment income	23,861,379
REALIZED AND UNREALIZED LOSS:
Net realized loss on:
Investments	(4,626,087)
Forward foreign currency contracts	(5,178,352)
Foreign currency related transactions	(1,849,688)
Net realized loss	(11,654,127)
Net change in unrealized appreciation or depreciation on:
Investments	(77,352,127)
Forward foreign currency contracts	2,001,373
Foreign currency related transactions	527,463
Unfunded commitments	(79,740)
Net change in unrealized appreciation or depreciation	(74,903,031)
Net realized and unrealized loss	(86,557,158)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(53,347)
Decrease in net assets resulting from operations	$(62,749,126)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$23,861,379	$41,568,273
Net realized loss	(11,654,127)	(19,056,520)
Net change in unrealized appreciation or depreciation	(74,903,031)	76,785,973
Distributions to preferred shareholders from net investment income	(53,347)	(423,452)
Increase (decrease) in net assets resulting from operations	(62,749,126)	98,874,274
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(22,055,181)	(43,725,897)
From return of capital	—	(2,667,020)
Decrease in net assets from distributions to common shareholders	(22,055,181)	(46,392,917)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	916,239	392,395
Proceeds from shares sold	61,590	10,002,232
Net increase from capital share transactions	977,829	10,394,627
Net increase (decrease) in net assets	(83,826,478)	62,875,984
NET ASSETS:
Beginning of period	893,660,757	830,784,773
End of period (including undistributed (distributions in excess of) net investment income of $1,315,610 and $(437,241) respectively)	$809,834,279	$893,660,757

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2011 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$25,553,706
Dividends paid to preferred shareholders	(55,742)
Facility fees paid	(282,257)
Arrangement fees paid	(63,870)
Other income received	2,724,489
Interest paid	(2,152,134)
Other operating expenses paid	(7,828,498)
Purchases of securities	(552,633,887)
Proceeds on sale of securities	467,517,691
Net cash used by operating activities	(67,220,502)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	$(21,138,942)
Redemption of preferred shares	(50,000,000)
Proceeds from shares sold	61,590
Net increase of notes payable	129,000,000
Net cash flows provided by financing activities	57,922,648
Net decrease	(9,297,854)
Cash Impact from Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	5,873
Cash
Net decrease in cash	(9,291,981)
Cash and foreign currency at beginning of period	10,055,627
Cash and foreign currency at end of period	$763,646
Reconciliation of Net Decrease in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net decrease in net assets resulting from operations	$(62,749,126)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	77,352,127
Change in unrealized appreciation or depreciation on forward currency contracts	(2,001,373)
Change in unrealized appreciation or depreciation on unfunded commitments	79,740
Change in unrealized appreciation or depreciation on other assets and liabilities	(527,463)
Accretion of discounts on investments	(4,460,102)
Amortization of premiums on investments	205,868
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	11,654,127
Purchases of investment securities	(552,633,887)
Proceeds from disposition of investment securities	467,517,691
Decrease in other assets	698
Increase in interest receivable	(1,374,795)
Increase in prepaid expenses	(282,257)
Decrease in deferred arrangement fees on senior loans	(63,870)
Increase in accrued interest payable	114,749
Decrease in dividends payable — preferred shares	(2,395)
Increase in payable to affiliates	99,851
Increase in accrued trustees fees	2,319
Decrease in other accrued expenses	(152,404)
Total adjustments	(4,471,376)
Net cash used by operating activities	$(67,220,502)
Non Cash Financing Activities
Reinvestment of dividends	$916,239

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
08-31-11	6.08	0.16	(0.59)	(0.00)*	—	(0.43)	(0.15)	—	(0.15)	5.50	5.20
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84
02-28-03	7.20	0.50	(0.47)	(0.05)	—	(0.02)	(0.45)	—	(0.50)	6.73	6.46
02-28-02	8.09	0.74	(0.89)	(0.11)	—	(0.26)	(0.63)	—	(0.74)	7.20	6.77

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
08-31-11	(7.21)		(11.40)		1.65	2.17	2.17	5.43	809,834	46
02-28-11	12.32		7.09		1.59	1.93	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.77 (5)	1.99 (5)	1.93	5.56	830,785	38
02-28-09	(31.93	)(4)	(32.03	)(4)	1.95	3.01	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		2.20	4.36	4.36	10.35	886,976	60
02-28-07	8.85		13.84		2.21	4.62	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		2.33	4.27	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		2.29	3.18	3.17	6.04	1,082,748	93
02-29-04	15.72		28.77		2.11	2.40	2.40	6.68	1,010,325	87
02-28-03	0.44		2.53		2.19	2.68	2.68	7.33	922,383	48
02-28-02	(3.02)		(9.20)		2.25	3.64	3.64	9.79	985,982	53

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  There was no impact on total return due to payments by affiliates.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets including Preferred Shares(a)				Ratios to average net assets plus borrowings
	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)	Expenses (before interest and other fees related to revolving credit facility)(6)	Expenses, prior to fee waivers and/or recoupments, if any(6)	Expenses, net of fee waivers and/or recoupments, if any(6)	Net investment income (loss)(6)
Year or period ended	(%)	(%)	(%)	(%)	(%)	(%)	(%)	(%)
ING Prime Rate Trust
08-31-11	1.53	2.01	2.01	5.01	1.27	1.67	1.67	4.20
02-28-11	1.36	1.64	1.64	4.14	1.39	1.68	1.68	4.26
02-28-10	1.36 (5)	1.52 (5)	1.48	4.26	1.67 (5)	1.87 (5)	1.81	5.23
02-28-09	1.54	2.38	2.38	6.22	1.54	2.37	2.37	6.21
02-29-08	1.54	3.05	3.05	7.23	1.60	3.17	3.17	7.53
02-28-07	1.57	3.27	3.27	6.68	1.56	3.25	3.25	6.63
02-28-06	1.64	3.02	3.02	5.44	1.58	2.90	2.90	5.24
02-28-05	1.60	2.22	2.21	4.21	1.63	2.27	2.26	4.32
02-29-04	1.45	1.65	1.65	4.57	1.84	2.09	2.09	5.82
02-28-03	1.49	1.81	1.81	4.97	1.82	2.23	2.23	6.10
02-28-02	1.57	2.54	2.54	6.83	1.66	2.70	2.70	7.24

	Supplemental data
	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(b)	Borrowings at end of period	Asset coverage per $1,000 of debt(b)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
08-31-11	50,000	25,000	80,325	316,000	3,721	255,395	147,116
02-28-11	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	450,000	25,000	62,425	225,000	7,490	143,194	137,638
02-28-03	450,000	25,000	62,375	167,000	9,218	190,671	136,973
02-28-02	450,000	25,000	58,675	282,000	6,092	365,126	136,973

(a)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to Preferred Shareholders; ratios do not reflect any add-back for the borrowings.

(b)  Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(5)  Includes excise tax fully reimbursed by the Investment Adviser.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of August 31, 2011, 99.8% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the sub-adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended August 31, 2011, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended August 31, 2011, the Trust had an average quarterly contract amount on forward foreign currency contracts to sell of $135,954,334.

E.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2011, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $572,243,255 and $579,870,445, respectively. At August 31, 2011, the Trust held senior loans valued at $1,163,999,552 representing 97.9% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Ascend Media (Residual Interest)	01/05/10	—
Block Vision Holdings Corporation (719 Common Shares)	09/17/02	—
Cedar Chemical (Liquidation Interest)	12/31/02	—
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Ferretti SPA (Warrants for 0.111% Participation Interest)	09/30/09	—
Gainey Corporation (Residual Interest)	12/31/09	—
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Supermedia, Inc. (32,592 Common Shares)	01/05/10	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities (fair value $374,325 was 0.05% of net assets at August 31, 2011)		$2,801

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance, and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management's attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser's loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a "change of control" of each entity. A change of control would result in the termination of the Fund's advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2011, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$799,111	$249,721	$1,048,832

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — COMMITMENTS

The Trust has entered into a $400 million 364-day revolving credit agreement which matures July 23, 2012, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at August 31, 2011, was $316 million. Weighted average interest rate on outstanding borrowings was 1.23%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 24.19% of total assets at August 31, 2011. Average borrowings for the period ended August 31, 2011 were $255,394,565 and the average annualized

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 6 — COMMITMENTS (continued)

interest rate was 1.77% excluding other fees related to the unused portion of the facilities, and other fees.

As of August 31, 2011, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Totes Isotoner Corp.	$173,438

The net unrealized depreciation on these commitments of $6,287 as of August 31, 2011 is reported as such on the Statement of Assets and Liabilities.

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of August 31, 2011, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Historically, Preferred Shares paid dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, the Trust has not received sufficient hold orders or any purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result, under the terms of the preferred shares, the amounts sold, if any, by each selling shareholder are reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction. While it is possible that the dividend rate for the preferred shares will be set by means of an auction at some future time, there is no current expectation that this will be the case.

Since June 9, 2008, the Trust has announced the approval by the Board of a number of partial redemptions of its outstanding preferred shares. On September 30, 2010, the Board approved the continuation of the program for the quarterly redemptions of up to $100 million of the Trust's auction rate preferred shares to be redeemed on a quarterly basis in the amount of up to $25 million per quarter beginning January 2011 through approximately January 2012, subject to management's discretion to modify or cancel the program at any time. Pursuant to these quarterly redemptions, as of August 31, 2011, the Trust redeemed $400 million of its previously outstanding preferred shares and will have $50 million of preferred shares still outstanding. The preferred shares were redeemed using proceeds available through the Trust's existing bank loan facility and with cash held by the Trust. Redemption costs and the ongoing costs of obtaining leverage through a

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS (continued)

bank loan facility may reduce returns to common shares and may be higher or lower than the costs of leverage obtained through the preferred shares. The Trust will continue to monitor the situation and evaluate potential options to restore liquidity to and/or provide additional refinancing options for this market in the context of regulatory guidelines, as well as the economic and tax implications for both its common and preferred shareholders. There can be no assurance that any means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

NOTE 8 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of August 31, 2011, the Trust held 0.4% of its total assets in subordinated loans and unsecured loans.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Number of Shares
Reinvestment of distributions from common shares	152,404	66,580
Proceeds from shares sold	10,144	1,677,409
Net increase in shares outstanding	162,548	1,743,989
Dollar Amount ($)
Reinvestment of distributions from common shares	$916,239	$392,395
Proceeds from shares sold	61,590	10,002,232
Net increase	$977,829	$10,394,627

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals, and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Under certain conditions, federal tax regulations may also cause some or all of the return of capital to be taxed as ordinary income.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2011	Year Ended February 28, 2011
Ordinary Income	Ordinary Income	Return of Capital
$22,108,528	$44,149,349	$2,667,020

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2011 were:

Unrealized Appreciation	Post-October Capital Losses Deferred	Post-October Currency Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$5,656,602	$(11,408,575)	$(2,488,438)	$(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			(41,585,301)	2017
			(125,812,939)	2018
			(24,760,715)	2019
			$(272,827,233)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2006.

As of August 31, 2011, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Trust. In general, the provisions of the Act will be effective for the Trust's tax year ending February 29, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Trust, if any, will be contained within the "Federal Income Taxes" section of the financial statement notes for the fiscal year ending February 29, 2012.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements". ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards ("IFRSs"). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of August 31, 2011, management of the Trust is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of August 31, 2011 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS

Subsequent to August 31, 2011, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0255	8/31/11	9/12/11	9/22/11
$0.0255	9/30/11	10/10/11	10/24/11

Subsequent to August 31, 2011, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$3.43	09/02/11 — 10/17/11	09/12/11 — 10/24/11	09/13/11 — 10/25/11	0.10%
Series T	$3.81	09/06/11 — 10/18/11	09/13/11 — 10/25/11	09/14/11 — 10/26/11	0.11%
Series W	$3.64	09/07/11 — 10/19/11	09/14/11 — 10/26/11	09/15/11 — 10/27/11	0.11%
Series Th	$2.26	09/01/11 — 10/13/11	09/08/11 — 10/20/11	09/09/11 — 10/21/11	0.07%
Series F	$3.13	09/02/11 — 10/14/11	09/09/11 — 10/21/11	09/12/11 — 10/24/11	0.09%

Subsequent to August 31, 2011, the next quarterly redemption itemized below occured in October 2011, subject to satisfying the notice and other requirements that apply to Auction Rate Preferred Shares ("ARPS") redemptions. Upon completion of such notice and other requirements, the Trust will issue a formal redemption notice to the paying agent and record holders. The amount and timing of redemptions of ARPS will be at the discretion of the Trust's management, subject to market conditions and investment considerations.

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series F	200	$5,000,000	10/11/11
Series M	200	$5,000,000	10/11/11
Series T	200	$5,000,000	10/12/11
Series W	200	$5,000,000	10/13/11
Series Th	200	$5,000,000	10/14/11
Totals	1,000	$25,000,000

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited)

Senior Loans*: 143.7%
Principal Amount			Borrower/Tranche Description	Fair Value
Aerospace & Defense: 2.4%
	$10,000,000		Delta, New Term Loan B, 5.500%, due 04/20/17	$9,341,669
	498,750		Delta, Term Loan B, 4.250%, due 03/07/16	476,722
	710,526		Forgings International Ltd., Tranche B Dollar Term Loan, 4.746%, due 12/18/15	657,237
	710,526		Forgings International Ltd., Tranche C Dollar Term Loan, 5.246%, due 12/20/16	657,237
	2,089,500		Transdigm, Inc., New Term Loan B, 4.000%, due 02/14/17	2,012,884
	3,958,444		United Airlines, Inc., Term Loan B, 2.250%, due 02/03/14	3,651,665
	2,958,333		US Airways, Term Loan, 2.721%, due 03/21/14	2,492,396
				19,289,810
Automobile: 6.2%
	3,164,712		Avis Budget Car Rental, LLC, New Term Loan, 5.750%, due 04/19/14	3,117,242
	10,000,000	(4)	Chrysler Group LLC, Term Loan, 6.000%, due 05/24/17	9,049,998
	1,710,526		Delphi Corporation, Term Loan B, 3.500%, due 03/31/17	1,677,029
	4,592,650		Federal-Mogul Corporation, Term Loan B, 2.139%, due 12/29/14	4,179,311
	2,343,189		Federal-Mogul Corporation, Term Loan C, 2.146%, due 12/28/15	2,132,302
	5,100,000		Fram Group Holdings Inc., 1st Lien Term Loan, 6.500%, due 07/28/17	5,029,875
	3,742,140		Fram Group Holdings Inc., 2nd Lien Term Loan, 10.500%, due 01/29/18	3,714,074
	8,000,000		KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	7,680,000
	2,693,250		Metaldyne, LLC, New Term Loan B, 5.250%, due 05/18/17	2,585,520
	3,440,250	(4)	Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	3,337,043
	869,592		Tomkins, Inc., New Term Loan A, 4.250%, due 09/29/15	842,418
	3,687,563		Tomkins, Inc., New Term Loan B, 4.250%, due 09/29/16	3,595,374
	1,268,625		Transtar Holding Company, Term Loan B, 4.500%, due 12/21/16	1,211,537
	2,357,425	(4)	UCI International, Inc., New Term Loan B, 5.500%, due 07/26/17	2,304,383
				50,456,106
Beverage, Food & Tobacco: 4.8%
	3,970,000		Advance Pierre Foods, 1st Lien Term Loan, 7.000%, due 09/30/16	3,890,600
	1,888,018		ARAMARK, Canadian Term Loan, 2.121%, due 01/24/14	1,770,017
	456,754		ARAMARK, Extended Letter of Credit, 3.436%, due 07/26/16	425,352
	6,945,247		ARAMARK, Extended Term Loan B, 3.496%, due 07/26/16	6,467,760
	920,539		Bolthouse Farms, Inc, New 1st Lien Term Loan, 5.500%, due 02/11/16	903,279
	1,200,000		Clement Pappas, Term Loan B, 7.500%, due 08/14/17	1,182,000
	85,000		Darling International Inc., Term Loan, 5.000%, due 12/16/16	84,363
	3,000,000		Del Monte Corporation, Term Loan, 4.500%, due 03/08/18	2,861,250
	875,000		Dole Food Company, Inc., Tranche B2, 5.048%, due 07/06/18	848,750
	1,625,000		Dole Food Company, Inc., Tranche C2, 5.060%, due 07/06/18	1,576,250
GBP	1,250,000		Iglo Birds Eye, GBP Term Loan E, 5.264%, due 04/29/16	2,002,841
	$2,000,000		JBS USA, Inc. (FKA Swift), Term Loan, 4.250%, due 05/25/18	1,900,000
	1,197,000		Michael Foods, Term Loan, 4.250%, due 02/23/18	1,137,150

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Beverage, Food & Tobacco: (continued)
	$5,744,550	(4)	Pinnacle Foods Holding Corporation, Tranche B Term Loan, 2.691%, due 04/02/14	$5,435,781
	3,000,000	(4)	Pinnacle Foods Holding Corporation, Tranche D Term Loan, 0.000%, due 04/02/14	2,981,250
EUR	666,192		Selecta, EUR Facility B4, 4.147%, due 06/28/15	817,507
SEK	4,375,000		Selecta, SEK Senior Term Loan B, 4.981%, due 02/07/15	564,581
GBP	2,671,660		United Biscuits Holdco Limited, GBP Term Loan B1, 3.161%, due 12/15/14	3,948,770
				38,797,501
Buildings & Real Estate: 2.8%
	$2,244,375		Armstrong World Industries, Inc., New Term Loan B, 4.000%, due 03/09/18	2,126,545
	7,829,675		Capital Automotive L.P., New Term Loan B, 5.000%, due 03/10/17	7,359,894
	1,489,655		CB Richard Ellis, New Term Loan C, 3.471%, due 03/05/18	1,426,345
	2,677,124		CB Richard Ellis, New Term Loan D, 3.705%, due 09/04/19	2,558,884
	892,203		Custom Building Products, Inc., Term Loan B, 5.750%, due 03/19/15	843,132
	5,064,000	(4)	Goodman Global Inc., 1st Lien Term Loan, 5.750%, due 10/28/16	4,988,040
	890,292		JMC Steel Group, Term Loan, 4.750%, due 04/03/17	840,770
	1,500,000		LNR Property Corporation, Term Loan B, 4.750%, due 04/29/16	1,443,750
	1,397,431		Realogy Corporation, Extended Term Loan, 4.522%, due 10/10/16	1,156,374
				22,743,734
Cargo Transport: 1.6%
	3,775,000		Baker Tanks, Inc., Term Loan B, 5.000%, due 06/01/18	3,609,843
	869,298		Ceva Group PLC, Extended Syn. Letter of Credit, 5.246%, due 08/31/16	811,345
	702,710		Ceva Group PLC, Extended Tranche B EGL Term Loan, 5.253%, due 08/31/16	655,863
	2,168,551		Ceva Group PLC, Extended Tranche B Term Loan,
			5.253%, due 08/31/16	2,023,980
	584,532		Dockwise Transport N.V., Tranche B-1 Term Loan,
			1.996%, due 04/10/15	538,500
	479,019		Dockwise Transport N.V., Tranche B-2 Term Loan,
			1.996%, due 01/11/15	441,296
	491,132		Dockwise Transport N.V., Tranche C-1 Term Loan,
			2.871%, due 04/10/16	452,456
	479,019		Dockwise Transport N.V., Tranche C-2 Term Loan,
			2.871%, due 01/11/16	441,296
	2,750,000	(4)	Inmar, Inc., New Term Loan B, 0.000%, due 08/11/17	2,732,813
	1,012,069		US Shipping Partners L.P., Restated Term Loan,
			9.200%, due 08/07/13	888,723
				12,596,115
Cellular: 0.4%
	750,000		Cellular South, Inc., New Term Loan B, 4.500%, due 07/27/17	736,875
	2,223,688		NTELOS Inc., New Term Loan B, 4.000%, due 08/07/15	2,112,504
				2,849,379

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Chemicals, Plastics & Rubber: 5.3%
$595,666		AZ Chem US Inc., New Term Loan B, 4.750%, due 11/21/16	$575,934
3,765,000		Chemtura Corporation, Exit Term Loan B, 5.500%, due 08/27/16	3,714,801
1,000,000		Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), 2nd Lien Term Loan, 5.996%, due 11/15/14	980,000
1,705,831		Diversey Inc, New Term Loan B, 4.000%, due 11/24/15	1,675,979
2,563,948	(4)	Houghton International, Inc., New Term Loan B, 6.750%, due 01/29/16	2,538,308
5,606,098		Huntsman International LLC, Term Loan C, 2.470%, due 06/30/16	5,192,649
1,845,179		Ineos US Finance LLC, Term Loan B2, 7.501%, due 12/16/13	1,882,083
2,149,532		Ineos US Finance LLC, Term Loan C2, 8.001%, due 12/16/14	2,192,522
2,896,186		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C1, 4.000%, due 05/05/15	2,679,878
1,297,552		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C2, 4.000%, due 05/05/15	1,200,642
1,152,687		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C4, 4.062%, due 05/05/15	1,054,709
960,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C5, 4.000%, due 05/05/15	878,400
994,819		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Extended Term Loan C7, 4.000%, due 05/05/15	905,286
		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C3 Credit Linked Deposit, 2.493%, due 05/03/13	1,094,160
992,500		Nalco Company, Term Loan B1, 4.500%, due 10/05/17	989,192
1,360,000		OM Group, Inc, Term Loan B, 5.750%, due 08/02/17	1,349,800
1,290,250		Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,254,768
1,402,950		Rockwood Specialties Group, Inc., New Term Loan B, 3.750%, due 02/09/18	1,374,540
5,383,000	(4)	Styron S.A.R.L., New Term Loan B, 6.000%, due 08/02/17	4,979,275
666,667		Taminco, Term Loan B2, 2.221%, due 08/31/15	650,000
666,667		Taminco, Term Loan C2, 3.471%, due 08/31/16	650,000
5,288,500	(4)	Univar Inc., Term Loan B, 5.000%, due 06/30/17	4,931,526
			42,744,452
Containers, Packaging & Glass: 4.1%
4,735,190		Berry Plastics Corporation, Term Loan C, 2.208%, due 04/03/15	4,280,910
262,880		Bway Holding Corporation, Canadian Term Loan C, 4.503%, due 02/23/18	249,079
2,960,920		Bway Holding Corporation, New Term Loan B, 4.503%, due 02/23/18	2,805,472
134,777		Graphic Packaging International, Inc., Term Loan B, 2.237%, due 05/16/14	129,428
4,875,000	(4)	Husky Injection Molding Systems, Ltd, Senior Debt B, 6.500%, due 06/30/18	4,759,219
4,584,264		KLEOPATRA LUX 2 S.À. R.L, Senior Term Facility 1, 2.899%, due 01/04/16	3,378,603
1,000,000		Pro Mach, Inc, Term Loan B, 6.250%, due 07/06/17	990,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Containers, Packaging & Glass: (continued)
EUR	997,500		Reynolds Group Holdings Inc, Euro Term Loan, 6.750%, due 02/09/18	$1,359,146
	$8,279,250		Reynolds Group Holdings Inc, Tranche B Term Loan, 6.500%, due 02/09/18	7,996,373
	5,000,000	(4)	Reynolds Group Holdings Inc, Tranche C Term Loan, 0.000%, due 08/09/18	4,808,334
	2,872,290		Xerium Technologies, Inc., New Term Loan B, 5.500%, due 05/22/17	2,735,856
				33,492,420
Data and Internet Services: 9.6%
	3,234,375		Aspect Software, Inc., New Term Loan B, 6.250%, due 05/06/16	3,137,344
	4,650,000	(4)	Attachmate Corporation, New Term Loan B, 6.500%, due 04/27/17	4,542,469
	6,313,262		Avaya Inc., Extended Term Loan B3, 4.814%, due 10/26/17	5,516,213
	2,645,117		Avaya Inc., Term Loan, 3.064%, due 10/24/14	2,393,831
	4,346,083		Carlson Wagonlit Holdings B.V., Term Loan B2, 4.003%, due 08/04/14	4,141,817
	2,207,231		CCC Information Services Group, Inc., New Term Loan B, 5.500%, due 11/11/15	2,154,809
	3,100,000		Dealer Computer Services Inc., New Term Loan B, 3.750%, due 04/20/18	2,960,500
	1,194,008		Fifth Third Processing Solutions, Term Loan B1, 4.500%, due 11/03/16	1,140,277
	2,113,750		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,082,044
	5,000,000	(4)	First Data Corporation, Extended TL B, 0.000%, due 03/23/18	4,220,835
	3,235,285	(4)	First Data Corporation, Term Loan B1, 2.967%, due 09/24/14	2,868,284
	73,740	(4)	First Data Corporation, Term Loan B2, 2.967%, due 09/24/14	65,413
	14,395,340	(4)	First Data Corporation, Term Loan B3, 2.967%, due 09/24/14	12,769,861
	3,000,000		Mercury Payment Systems LLC, Term Loan B, 6.500%, due 07/03/17	2,985,000
	3,031,999		Orbitz Worldwide, Inc., Term Loan, 3.257%, due 07/25/14	2,698,480
	2,211,111		Property Data I, Inc., Term Loan, 7.000%, due 12/21/16	2,078,444
	10,993,136		Sabre Inc., Term Loan B, 2.230%, due 09/30/14	9,467,839
	1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2, 5.250%, due 10/15/17	1,817,350
	1,440,000	(4)	Sungard Data Systems Inc, Add on Term Loan, 3.705%, due 02/28/14	1,353,600
	2,485,320	(4)	Sungard Data Systems Inc, Tranche B, 3.856%, due 02/26/16	2,302,027
	3,411,450		Trans Union LLC, New Term Loan B, 4.750%, due 02/12/18	3,260,776
	2,526,694		Transfirst Holdings, Inc., Term Loan B, 3.000%, due 06/15/14	2,248,758
	676,705		Travelport, Inc., Extended Delayed Draw Term Loan, 4.746%, due 08/21/15	625,952
	421,022		Travelport, Inc., Extended Term Loan B, 4.746%, due 08/21/15	389,445
	136,295		Travelport, Inc., Tranche S Term Loan, 4.746%, due 08/21/15	126,073
				77,347,441

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Manufacturing: 3.3%
	$2,613,737			Brand Services, Inc., New Term Loan, 2.500%, due 02/07/14	$2,385,035
	1,143,354			Brand Services, Inc., Term Loan B 2, 3.617%, due 02/07/14	1,026,160
	1,489,242			Doncasters Group Limited, U.S. Term Loan B2, 4.220%, due 05/15/15	1,379,410
	1,489,242			Doncasters Group Limited, U.S. Term Loan C2, 4.720%, due 05/13/16	1,379,410
	2,885,851			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended 1st Lien Term Loan, 5.500%, due 05/31/16	2,669,412
	2,000,000			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 5.500%, due 05/31/16	1,850,000
	174,513			EPD, Inc., Delayed Draw Term Loan, 2.730%, due 07/31/14	154,444
	1,218,427			EPD, Inc., Initial Term Loan, 2.730%, due 07/31/14	1,078,308
EUR	390,982	(3	)(4)	Ferretti S.p.A, EUR Term Loan B, 0.000%, due 01/31/15	351,407
EUR	387,966	(3	)(4)	Ferretti S.p.A, EUR Term Loan C, 0.000%, due 01/31/16	348,697
EUR	67,493	(3	)(4)	Ferretti S.p.A, EUR Term Loan G, 0.000%, due 01/31/17	61,632
	$420,000			Manitowoc Company, Inc. (The), New Term Loan B, 4.250%, due 11/13/17	404,775
	4,112,730			Rexnord Corporation / RBS Global, Inc., Term Loan B, 2.791%, due 07/19/13	3,955,932
	500,000			Sensata Technologies B.V., Term Loan, 4.000%, due 05/11/18	483,125
	3,210,865	(4)		Sensus Metering Systems Inc., 1st Lien Term Loan, 4.755%, due 05/09/17	3,102,498
	4,400,000	(4)		Sensus Metering Systems Inc., 2nd Lien Term Loan, 8.500%, due 05/09/18	4,344,999
	1,200,000	(4)		Waterpik, Term Loan B, 0.000%, due 08/10/17	1,182,000
	852,473			Wire Rope Corporation Of America, Inc., Term Loan, 5.000%, due 02/10/14	839,686
					26,996,930
Diversified / Conglomerate Service: 5.7%
	6,747,145			Affinion Group, Inc., Tranche B Term Loan, 5.000%, due 10/10/16	6,173,637
	250,000			Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	233,750
	1,496,250			Brock Holdings, Inc., New Term Loan B, 6.000%, due 03/16/17	1,369,069
	4,173,332			Catalina Marketing Corporation, Term Loan, 2.971%, due 10/01/14	3,849,899
	845,171			Coach America Holdings, Inc., 1st Lien Term Loan, 7.250%, due 04/18/14	638,104
	181,573			Coach America Holdings, Inc., Synthetic Letter of Credit, 5.913%, due 04/20/14	137,088
	3,000,000	(4)		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 0.000%, due 04/28/17	2,595,000
	5,275,250	(4)		Fidelity National Information Services, Inc., Term Loan B, 5.250%, due 07/18/16	5,222,498
EUR	422,505			ISS Holding A/S, EUR Extended TL B10, 4.971%, due 04/30/15	582,629
EUR	239,210			ISS Holding A/S, EUR Extended TL B5, 4.971%, due 04/30/15	329,868
EUR	42,682			ISS Holding A/S, EUR Extended TL B6, 4.971%, due 04/30/15	58,858

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Diversified / Conglomerate Service: (continued)
EUR	31,958		ISS Holding A/S, EUR Extended TL B7, 4.971%, due 04/30/15	$44,070
EUR	225,927		ISS Holding A/S, EUR Extended TL B8, 4.971%, due 04/30/15	311,551
EUR	3,017,890		ISS Holding A/S, EUR Extended TL B9, 4.971%, due 04/30/15	4,161,634
	$2,680,769		MoneyGram International, Inc., Term Loan B, 4.500%, due 11/17/17	2,576,889
	2,992,500		NDS Treasury (Americas), New Term Loan B, 4.000%, due 03/12/18	2,797,988
	449,044		ServiceMaster Company, Delayed Draw Term Loan, 2.720%, due 07/24/14	418,734
	4,509,153		ServiceMaster Company, Term Loan, 2.705%, due 07/24/14	4,204,785
	1,652,189		Valleycrest Companies, LLC, Extended Term Loan, 6.500%, due 10/05/15	1,586,101
	830,000		Vertafore, Inc., Add on Term Loan, 5.250%, due 07/29/16	796,800
	3,796,000		Vertafore, Inc., Term Loan, 5.250%, due 07/29/16	3,644,160
	2,571,757		West Corp, Term Loan B4, 4.501%, due 07/15/16	2,462,457
	2,272,707		West Corp, Term Loan B5, 4.500%, due 07/15/16	2,173,276
				46,368,845
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 1.0%
	4,313,148		Georgia Pacific LLC, New Term Loan B, 2.323%, due 12/21/12	4,300,054
	3,778,120		Georgia Pacific LLC, New Term Loan C, 3.573%, due 12/23/14	3,770,329
				8,070,383
Ecological: 0.7%
	485,000		Synagro Technologies, Inc., 2nd Lien Term Loan, 4.960%, due 10/02/14	407,400
	777,329		Synagro Technologies, Inc., Term Loan B, 2.210%, due 04/02/14	684,050
	4,995,000	(4)	Waste Industries USA, Inc., Term Loan B, 4.750%, due 03/17/17	4,695,300
				5,786,750
Electronics: 4.6%
	921,076		CDW LLC, Extended TL, 4.250%, due 07/14/17	840,482
	6,200,000		Eagle Parent, Inc., New Term Loan, 5.000%, due 05/16/18	5,781,500
	278,624		FCI International S.A.S., Term Loan A1, 2.790%, due 09/30/12	267,479
	254,772		FCI International S.A.S., Term Loan A2, 2.790%, due 09/30/12	244,581
	9,231,261		Freescale Semiconductor, Inc., Extended Term Loan B, 4.438%, due 12/01/16	8,438,915
EUR	500,000		Infor Enterprise Solutions Holdings, Inc., EUR 2nd Lien Term Loan — BankDeal(10752) merge, 7.599%, due 03/03/14	557,244
	$173,424		Infor Enterprise Solutions Holdings, Inc., Extended Delayed Draw Term Loan, 5.980%, due 07/28/15	165,403
	480,000		Infor Enterprise Solutions Holdings, Inc., Extended Dollar Tranche B1, 4.980%, due 07/28/15	434,400
EUR	716,250		Infor Enterprise Solutions Holdings, Inc., Extended EUR Initial Term Loan, 7.100%, due 07/28/15	932,153
	$348,232		Infor Enterprise Solutions Holdings, Inc., Extended Initial Term Loan, 5.980%, due 07/28/15	320,373
	463,658		Intersil Corporation, Term Loan, 4.750%, due 04/27/16	448,879
	2,240,000		Kronos Incorporated, 2nd Lien Term Loan, 5.996%, due 06/11/15	2,174,666

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Electronics: (continued)
$3,072,599			Kronos Incorporated, Initial Term Loan, 1.996%, due 06/11/14	$2,957,376
5,250,000			Lawson Software, Inc., 1st Lien Term Loan, 6.750%, due 07/05/17	4,924,500
1,791,000			Microsemi Corporation, New Term Loan B, 4.000%, due 11/02/17	1,732,793
3,400,000	(4)		Open Link Financial, Inc., New Term Loan B, 5.250%, due 04/27/18	3,196,000
623,438			Rovi Corporation, Tranche B Term Loan, 4.000%, due 02/07/18	609,800
3,041,052	(4)		Spansion LLC, Term Loan, 4.750%, due 02/09/15	2,965,026
				36,991,570
Finance: 3.0%
1,450,842	(4)		BNY ConvergEx Group, LLC, Eze Term Loan, 5.250%, due 12/19/16	1,458,096
3,457,283	(4)		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	3,474,569
4,962,563			Interactive Data Corporation, New Term Loan B, 4.500%, due 02/12/18	4,702,027
5,298,363			LPL Holdings, Inc., 2015 Extended Term Loan, 4.250%, due 06/25/15	5,225,511
1,917,739			LPL Holdings, Inc., 2017 Term Loan — Add on, 5.250%, due 06/28/17	1,898,562
3,250,000			MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	3,144,375
2,636,835			Nuveen Investments, Inc., Extended Term Loan, 5.752%, due 05/12/17	2,465,441
2,155,000	(4)		OCWEN Financial Corp., Term Loan B, 0.000%, due 08/05/16	2,084,963
				24,453,544
Gaming: 4.0%
1,275,000			Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,230,375
1,218,039			Cannery Casino Resorts, LLC, Delayed Draw Term Loan, 4.471%, due 05/20/13	1,138,867
1,461,853			Cannery Casino Resorts, LLC, Term Loan B, 4.471%, due 05/17/13	1,366,832
535,170	(2	)(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 3.250%, due 06/06/14	157,875
1,070,339	(2	)(3)	Fontainebleau Las Vegas, LLC, Term Loan B, 3.250%, due 06/06/14	315,750
771,429			Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	756,000
1,220,903			Golden Nugget, Inc., New Delayed Draw Term Loan, 3.230%, due 06/30/14	1,062,186
2,144,783			Golden Nugget, Inc., Term Loan B, 3.230%, due 06/30/14	1,865,961
1,532,222			Harrahs Operating Company, Inc, Incremental Term Loan B4, 9.500%, due 10/31/16	1,539,883
2,415,817			Harrahs Operating Company, Inc, Term Loan B1, 3.253%, due 01/28/15	2,090,689
7,249,697			Harrahs Operating Company, Inc, Term Loan B2, 3.241%, due 01/28/15	6,274,011
3,138,972			Harrahs Operating Company, Inc, Term Loan B3, 3.253%, due 01/28/15	2,716,519
2,139,250			Isle Of Capri Casinos, Inc., New Term Loan B, 4.750%, due 11/01/13	2,057,246

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Gaming: (continued)
	$1,093,633		Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.720%, due 11/23/16	$1,019,813
	4,456,132		Las Vegas Sands, LLC, Extended Term Loan B, 2.720%, due 11/23/16	4,145,598
	16,184		Seminole Tribe Of Florida, Delayed Draw Term Loan B2, 1.750%, due 03/05/14	15,254
	850,103		VML US FINANCE LLC, Delayed Draw Term Loan B, 4.730%, due 05/25/12	845,498
	2,079,353		VML US FINANCE LLC, New Project Term Loan, 4.730%, due 05/27/13	2,066,357
	1,563,833		VML US FINANCE LLC, Term Loan B, 4.730%, due 05/27/13	1,555,362
				32,220,076
Healthcare, Education and Childcare: 15.2%
	5,000,000		Alere US Holdings, LLC, Term Loan B, 4.500%, due 06/30/17	4,725,000
	4,900,000	(4)	Capsugel Holdings US, Inc., Term Loan, 5.250%, due 08/01/18	4,750,550
	6,314,667		Catalent Pharma Solutions, Inc., Dollar Term Loan, 2.471%, due 04/10/14	5,477,973
	1,888,043		CHG Medical Staffing, Inc., New Term Loan B, 5.500%, due 10/03/16	1,831,402
	4,654,924	(4)	CHS/Community Health Systems, Inc., Extended Term Loan B, 3.819%, due 01/25/17	4,276,711
	9,689,683	(4)	CHS/Community Health Systems, Inc., Non Extended Term Loan, 2.569%, due 07/25/14	9,047,740
	498,144	(4)	CHS/Community Health Systems, Inc., Non-Extended Delayed Draw, 2.569%, due 07/25/14	465,142
	5,039,775	(4)	ConvaTec, Term Loan, 5.750%, due 12/22/16	4,718,489
	1,243,750		Davita Inc., New Term Loan B, 4.500%, due 10/20/16	1,208,614
	6,000,000		Drumm Investors LLC, Term Loan, 5.000%, due 05/04/18	5,400,000
	5,189,500		Emergency Medical Services Corporation, Term Loan, 5.250%, due 05/25/18	4,873,807
	1,825,000		Endo Pharmaceuticals Holdings Inc., Term Loan B, 4.000%, due 06/18/18	1,789,413
SEK	41,155		Gambro Holding AB, SEK Term Loan B4, 4.321%, due 06/05/14	6,367
SEK	41,842		Gambro Holding AB, SEK Term Loan B5, 4.321%, due 06/05/14	6,473
SEK	41,842		Gambro Holding AB, SEK Term Loan C3, 5.309%, due 06/08/15	6,473
SEK	41,155		Gambro Holding AB, SEK Term Loan C4, 5.321%, due 06/05/15	6,367
	$32,575		Gambro Holding AB, Term Loan B, 2.187%, due 06/05/14	31,924
	32,575		Gambro Holding AB, Term Loan C2, 3.213%, due 06/05/15	31,924
	2,850,000		Grifols S.A, Term Loan B, 6.000%, due 06/01/17	2,810,813
	2,412,500		Harlan Sprague Dawley, Inc., Term Loan B, 3.770%, due 07/11/14	2,159,187
	1,976,518		HGI Holding, Inc., Term Loan B, 6.750%, due 09/29/16	1,935,752
	5,344,125		Iasis Healthcare LLC, Term Loan, 5.000%, due 05/03/18	4,976,716
	4,000,000	(4)	Immucor, Inc., Term Loan B, 0.000%, due 08/17/18	3,895,000
	4,667,581	(4)	IMS Health Incorporated, New Term Loan B, 4.500%, due 08/25/17	4,469,209
	4,411,005		inVentiv Health Inc., Combined Term Loan, 6.500%, due 08/04/16	4,184,941
	555,000		inVentiv Health Inc., Incremental Term Loan B3, 6.750%, due 05/15/18	524,475

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Healthcare, Education and Childcare: (continued)
	$1,603,455		Medassets, Inc., New Term Loan, 5.250%, due 11/16/16	$1,531,299
EUR	504,944		Nyco Holdings 3 ApS, EUR Term Loan B1 I, 5.192%, due 12/29/14	719,236
EUR	81,310		Nyco Holdings 3 ApS, EUR Term Loan B1 III, 5.192%, due 12/29/14	115,817
EUR	1,317,855		Nyco Holdings 3 ApS, EUR Term Loan B1 Il, 5.192%, due 12/29/14	1,877,138
EUR	51,795		Nyco Holdings 3 ApS, EUR Term Loan B1 IV, 5.192%, due 12/29/14	73,776
EUR	366,234		Nyco Holdings 3 ApS, EUR Term Loan B1 V, 5.192%, due 12/29/14	521,660
EUR	504,819		Nyco Holdings 3 ApS, EUR Term Loan C1 I, 5.942%, due 12/29/15	719,059
EUR	1,317,531		Nyco Holdings 3 ApS, EUR Term Loan C1 II, 5.942%, due 12/29/15	1,876,677
EUR	81,290		Nyco Holdings 3 ApS, EUR Term Loan C1 III, 5.942%, due 12/29/15	115,788
EUR	51,782		Nyco Holdings 3 ApS, EUR Term Loan C1 IV, 5.942%, due 12/29/15	73,758
EUR	366,144		Nyco Holdings 3 ApS, EUR Term Loan C1 V, 5.942%, due 12/29/15	521,532
	$293,187		Physicians Oncology Services, L.P., New Delayed Draw Term Loan, 6.250%, due 01/31/17	288,789
	2,413,285		Physicians Oncology Services, L.P., New Term Loan B, 6.250%, due 01/31/17	2,377,086
	6,000,000		Quintiles Transnational Corp., New Term Loan B, 5.000%, due 06/08/18	5,595,000
	3,750,000		Rural/Metro Corporation, Term Loan, 5.750%, due 06/29/18	3,562,500
	1,234,375		Skilled Healthcare Group, Inc., Term Loan B, 5.250%, due 04/08/16	1,146,426
	1,450,000		Sun Healthcare Group Inc., New Term Loan B, 7.500%, due 10/15/16	1,239,750
	3,659,999	(4)	Sunquest Information Systems, Inc., Term Loan,
			6.250%, due 12/16/16	3,605,099
	1,890,000	(4)	Surgical Care Affiliates LLC, Incremental Term Loan B, 5.500%, due 06/29/18	1,738,800
	2,880,000		Surgical Care Affiliates LLC, Term Loan, 2.246%, due 12/29/14	2,610,000
	371,811	(4)	United Surgical Partners International, Inc., Term Loan B, 2.190%, due 04/18/14	350,432
	2,865,234		Universal Health Services, Inc., New Term Loan B, 4.000%, due 11/15/16	2,752,058
	4,222,015		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	4,028,508
EUR	1,000,000		Vitalia, EUR Term Loan B, 6.115%, due 06/29/18	1,415,282
EUR	2,450,000		VWR International Inc., EUR Term Loan B, 3.849%, due 06/27/14	3,349,264
	$1,470,000		VWR International Inc., Term Loan, 2.721%, due 06/30/14	1,365,875
	1,026,000		Warner Chilcott Company LLC, New Term Loan B1, 4.250%, due 03/15/18	987,525
	513,000		Warner Chilcott Company LLC, New Term Loan B2, 4.250%, due 03/15/18	493,763
	705,375		Warner Chilcott Company LLC, New Term Loan B3, 4.250%, due 03/15/18	678,923
	4,688,250		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	3,850,225
				123,191,507

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Home & Office Furnishings: 0.9%
EUR	745,552		Global Garden Products Italy S.P.A., EUR Term Loan 1, 3.741%, due 08/31/16	$943,485
EUR	745,552		Global Garden Products Italy S.P.A., EUR Term Loan 2, 3.741%, due 08/31/17	943,485
EUR	322,330		Hilding Anders, EUR Term Loan B — BankDeal(10956) merge duplicate, 4.781%, due 04/24/15	379,512
SEK	25,187,946		Hilding Anders, SEK Term Loan B, 5.770%, due 03/31/15	2,982,045
	$2,500,000		Springs Window Fashions, LLC, New Term Loan B, 6.000%, due 05/31/17	2,431,250
				7,679,777
Insurance: 2.7%
	1,882,016		AmWINS Group, Inc., 1st Lien Term Loan, 6.500%, due 06/08/13	1,787,915
	1,945,225		Applied Systems Inc., 1st Lien Term Loan, 5.500%, due 12/08/16	1,906,321
	400,000		Applied Systems Inc., 2nd Lien Term Loan, 9.250%, due 06/07/17	388,000
	2,438,361		C.G. JCF CORP., Term Loan, 3.230%, due 08/01/14	2,328,635
EUR	1,675,000		CEP Group (Financiere CEP), EUR Term Loan B, 5.848%, due 06/29/18	2,330,450
	$2,486,845		HMSC Corporation, 1st Lien Term Loan, 2.471%, due 04/03/14	1,802,962
	2,073,409	(4)	Hub International Limited, Add on Term Loan B, 6.750%, due 06/13/14	2,006,023
	441,820		Hub International Limited, Delayed Draw Term Loan, 2.746%, due 06/13/14	406,474
	1,965,500		Hub International Limited, Initial Term Loan, 2.746%, due 06/13/14	1,808,260
	4,984,615		Sedgwick Holdings, Inc., New Term Loan, 5.000%, due 12/30/16	4,660,616
	589,500		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	568,868
	2,214,076		USI Holdings Corp., Term Loan, 2.730%, due 05/05/14	2,136,583
				22,131,107
Leisure, Amusement, Entertainment: 3.5%
	4,724,987		24 Hour Fitness Worldwide, Inc, New Term Loan, 6.750%, due 04/22/16	4,488,738
	1,221,225		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B, 2.651%, due 12/31/13	1,153,040
	776,403		Alpha D2 Limited (Formula One World Championship Limited), Term Loan B2, 2.652%, due 12/31/13	733,054
	1,810,649		AMF Bowling Worldwide, Inc., Term Loan B, 2.721%, due 06/07/13	1,466,625
	4,984,304		Cedar Fair, L.P., New Term Loan B, 4.000%, due 12/15/17	4,847,236
	5,340,901		HIT Entertainment, Inc., Term Loan, 5.514%, due 06/01/12	5,194,026
	987,500		Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	935,656
GBP	2,000,000		London Arena & Waterfront Finance LLC (a.k.a. "The O2"), GBP Term Loan, 4.500%, due 06/29/18	3,215,915
	$4,184,553		NEP II, INC, Extended Term Loan B2, 3.496%, due 02/16/17	3,881,173
	2,587,000		Regal Cinemas Corporation, Term Loan B, 3.496%, due 08/23/17	2,447,949
				28,363,412

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Lodging: 0.5%
	$962,500		Audio Visual Services Corporation, New Term Loan,
			2.500%, due 02/28/14	$827,750
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan B2, 3.833%, due 07/09/15	1,515,944
EUR	1,250,000		Scandic Hotels AB, EUR Term Loan C2, 3.833%, due 07/08/16	1,515,944
				3,859,638
Machinery: 1.5%
	$2,466,667	(4)	Alliance Laundry Systems LLC, Term Loan B, 6.250%, due 09/30/16	2,405,000
EUR	1,055,995		Kion Group GMBH, EUR Term Loan B1, 4.942%, due 12/23/14	1,293,825
EUR	992,454		Kion Group GMBH, EUR Term Loan C1, 5.192%, due 12/23/15	1,215,973
	$512,803		Kion Group GMBH, Term Loan B2, 3.687%, due 12/23/14	426,908
	512,803		Kion Group GMBH, Term Loan C2, 3.937%, due 12/23/15	426,908
	981,912		NACCO Materials Handling Group, Inc., Term Loan, 2.076%, due 03/22/13	952,455
EUR	2,000,000	(4)	Terex Corporation, EUR Term Loan, 6.000%, due 04/28/17	2,876,101
	$3,000,000	(4)	Terex Corporation, Term Loan B, 0.000%, due 04/28/17	2,942,500
				12,539,670
Mining, Steel, Iron & Nonprecious Metals: 2.3%
	5,348,000		Fairmount Minerals, Ltd., New Term Loan B, 5.250%, due 03/15/17	5,114,025
	5,149,125		Novelis Inc., Term Loan, 3.750%, due 03/10/17	4,949,596
	3,091,516		Oxbow Carbon LLC, Extended Term Loan B, 3.744%, due 05/08/16	2,960,126
	1,649,875		U.S. Silica Company, Incremental Term Loan, 6.000%, due 06/01/17	1,652,969
	4,239,375		Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	4,090,997
				18,767,713
Non-North American Cable: 1.8%
EUR	74,691	(4)	Casema Bidco (Serpering Investments B.V.), EUR Term Loan B4, 4.598%, due 03/31/17	107,079
EUR	225,161		Numericable (YPSO France SAS), EUR Term Loan C Acq, 5.692%, due 12/31/15	269,108
EUR	422,901		Numericable (YPSO France SAS), EUR Term Loan C Recap, 5.692%, due 12/31/15	505,443
EUR	63,582		Numericable (YPSO France SAS), EUR Tranche Acquisition B1, 5.192%, due 06/16/14	76,347
EUR	103,739		Numericable (YPSO France SAS), EUR Tranche Acquisition B2, 5.192%, due 06/16/14	124,567
EUR	155,007		Numericable (YPSO France SAS), EUR Tranche Recap B1, 5.192%, due 06/16/14	186,128
EUR	500,000		Telenet Finance IV Luxembourg, Euro Note, 5.344%, due 06/15/21	703,746
EUR	5,268,168		UPC Broadband Holding B.V, EUR Term Loan S, 5.188%, due 12/31/16	7,092,927
EUR	3,648,797		UPC Broadband Holding B.V, EUR Term Loan U, 5.438%, due 12/31/17	4,943,805
	$256,219		UPC Broadband Holding B.V, Term Loan T, 3.688%, due 12/30/16	240,845
	644,864		UPC Broadband Holding B.V, Term Loan X, 3.688%, due 12/29/17	603,754
				14,853,749

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
North American Cable: 5.7%
	$2,148,070			Atlantic Broadband, New Term Loan B, 4.000%, due 03/08/16	$2,065,728
	2,189,000			Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,109,649
	9,582,565	(4)		Cequel Communications, LLC, New Term Loan, 2.205%, due 11/05/13	9,228,009
	47,152			Charter Communications Operating, LLC, Replacement Term Loan, 2.230%, due 03/06/14	45,855
	6,594,643	(4)		CSC Holdings, Inc. (Cablevision), Extended Term Loan B-3, 1.968%, due 03/29/16	6,277,276
	1,015,321	(4)		Insight Midwest Holdings, LLC, Initial Term Loan, 1.961%, due 04/07/14	998,060
	1,592,000			Knology Inc, New Term Loan B, 4.000%, due 08/18/17	1,524,340
	8,023,925			Mediacom Broadband LLC, Tranche D-1 Term Loan, 1.940%, due 01/30/15	7,061,054
	3,537,000			Mediacom LLC Group, Tranche D Term Loan, 5.500%, due 03/31/17	3,395,520
	3,960,000			Mediacom LLC Group, Tranche E Term Loan, 4.500%, due 10/23/17	3,742,200
	4,670,000			San Juan Cable LLC, New Term Loan B, 6.000%, due 06/09/17	4,494,875
	5,665,966			Wideopenwest Finance, LLC, Term Loan B, 2.710%, due 06/27/14	5,269,349
					46,211,915
Oil & Gas:1.3%
	2,992,248			CCS Inc., Term Loan B, 3.246%, due 11/14/14	2,691,153
	4,051,076			Frac Tech International, LLC, Term Loan B, 6.250%, due 05/06/16	3,902,535
	1,109,450			Hercules Offshore, LLC, Term Loan B, 7.500%, due 07/11/13	1,065,072
	2,920,000			MEG Energy Corp., New Term Loan B, 4.000%, due 03/16/18	2,806,850
					10,465,610
Other Broadcasting and Entertainment: 1.1%
	5,432,411	(4)		Getty Images, Inc, New Term Loan, 5.250%, due 11/07/16	5,364,506
	1,995,000			The Weather Channel, New Term Loan B, 4.250%, due 02/13/17	1,927,669
	1,658,800			VNU, Class C Term Loan, 3.456%, due 05/02/16	1,571,713
					8,863,888
Other Telecommunications: 4.0%
	1,990,000			Alaska Communications Systems Holdings, Inc., Term Loan B, 5.500%, due 10/21/16	1,899,206
	7,727,560			Asurion, LLC, New 1st Lien Term Loan, 5.500%, due 05/24/18	7,263,906
	2,700,000			Asurion, LLC, New 2nd Lien Term Loan, 9.000%, due 05/24/19	2,608,875
EUR	1,679,980			BCM Ireland Holdings Ltd (Eircom), EUR Term Loan B, 3.223%, due 09/30/14	1,744,622
EUR	1,680,261			BCM Ireland Holdings Ltd (Eircom), EUR Term Loan C, 3.473%, due 09/30/15	1,744,914
	$1,000,000			Consolidated Communications, Inc., Non Extended Term Loan B, 2.730%, due 12/31/14	910,000
	2,403,194	(2	)(4)	Hawaiian Telcom Communications, Inc., Exit Term Loan, 9.000%, due 11/01/15	2,413,208
	4,189,491			MetroPCS Wireless, Inc., Incremental Term Loan B3, 4.000%, due 03/16/18	3,890,990
	997,500			PAETEC Holding Corp, Term Loan, 5.000%, due 05/31/18	992,513
	3,093,049			U.S. Telepacific Corp, New Term Loan B, 5.750%, due 02/23/17	3,004,124

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Other Telecommunications: (continued)
EUR	4,500,000	(4)	Wind Telecommunicazioni S.P.A., EUR Term Loan B1,
			5.599%, due 12/15/17	$6,061,384
				32,533,742
Personal & Nondurable Consumer Products: 4.2%
	$365,000		Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, due 06/18/18	353,822
	4,990,000		Advantage Sales & Marketing, Inc., Term Loan B, 5.250%, due 12/18/17	4,748,819
	2,441,336		Bushnell, Inc., 1st Lien Term Loan, 4.496%, due 08/23/13	2,416,923
	997,386		Fender Musical Instruments Corp., Delayed Draw Term Loan, 2.480%, due 06/09/14	922,582
	1,974,172		Fender Musical Instruments Corp., Term Loan B, 2.480%, due 06/09/14	1,826,109
	2,990,748	(4)	Hillman Group (The), Inc., Term Loan B, 5.000%, due 05/27/16	2,915,979
	3,600,000		Information Resources, Inc., New Term Loan B, 5.000%, due 12/01/17	3,465,000
	2,232,106		Jarden Corporation, New Term Loan B, 3.246%, due 03/30/18	2,202,345
	1,668,445		KIK Custom Products, Inc., 1st Lien Term Loan, 2.510%, due 06/02/14	1,380,638
	286,019		KIK Custom Products, Inc., Canadian Term Loan, 2.510%, due 06/02/14	236,681
	3,000,000		Revlon Consumer Products Corporation, New Term Loan B, 4.750%, due 11/17/17	2,902,500
	4,463,907	(4)	Spectrum Brands, Inc., New Term Loan B, 5.000%, due 06/17/16	4,300,229
	357,500	(4)	SRAM, LLC, 2nd Lien Term Loan, 8.500%, due 12/07/18	352,138
	4,265,000	(4)	SRAM, LLC, New Term Loan B, 4.767%, due 06/07/18	4,073,075
	1,672,371		Totes Isotoner Corporation, 1st Lien Term Loan, 7.258%, due 07/07/17	1,611,748
				33,708,588
Personal, Food & Miscellaneous: 4.9%
	3,052,350		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	2,876,840
EUR	2,611,875		Burger King Corporation, New EUR Term Loan B, 4.781%, due 10/19/16	3,657,412
	$3,423,656		Burger King Corporation, New Term Loan B, 4.500%, due 10/19/16	3,265,312
	3,841,790	(4)	Dennys, Inc, New Term Loan B, 5.284%, due 09/30/16	3,764,954
	1,811,760		DineEquity Inc., New Term Loan B, 4.250%, due 10/19/17	1,755,142
	3,502,422		Dunkin Brands, Inc., Add on Term Loan B, 4.000%, due 11/23/17	3,387,133
	2,475,000		N.E.W. Customer Services Companies, Inc., Secured Term Loan, 6.000%, due 03/23/16	2,394,563
	2,985,000		NBTY, Inc., New Term Loan B, 4.250%, due 10/02/17	2,863,734
	671,679		OSI Restaurant Partners, Inc., Revolver, 2.380%, due 06/14/13	621,863
	6,671,575		OSI Restaurant Partners, Inc., Term Loan B, 2.563%, due 06/14/14	6,176,764
	750,000	(4)	Seminole Hard Rock Entertainment, Inc., Floating/Variable — 03/2014 — 816752AA7, 0.000%, due 03/15/14	678,750
	813,891	(4)	U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 0.000%, due 07/28/17	807,109

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount				Borrower/Tranche Description	Fair Value
Personal, Food & Miscellaneous: (continued)
	$4,179,305	(4)		U.S. Security Associates Holdings, Inc., New Term Loan, 0.000%, due 07/28/17	$4,144,479
	3,410,753	(4)		Wendys/Arbys Restaurants, LLC, Term Loan B,
				5.000%, due 05/24/17	3,376,645
					39,770,700
Printing & Publishing: 8.3%
	1,122,976			Black Press, Ltd., Term Loan B1, 2.323%, due 08/02/13	1,038,753
	681,807			Black Press, Ltd., Term Loan B2, 2.323%, due 08/02/13	630,671
	1,836,411	(2	)(4)	Caribe Information Investments Inc., Term Loan,
				0.000%, due 03/29/13	514,195
	9,906,536			Cengage Learning, Inc., Term Loan, 2.500%, due 07/03/14	8,276,911
	4,368,100	(4)		Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	4,242,517
	1,687,291			CW Acquisition Limited Partnership, Tranche C Term Loan,
				6.250%, due 07/13/16	1,624,018
	2,139,297			Dex Media East, LLC, New Term Loan, 2.789%, due 10/24/14	1,369,150
	1,903,861			Dex Media West, LLC, New Term Loan, 7.000%, due 10/24/14	1,412,031
EUR	314,888			Flint Group Holdings S.A.R.L., EUR Term Loan B8 AEB,
				5.783%, due 05/29/15	412,354
EUR	351,778			Flint Group Holdings S.A.R.L., EUR Tranche B9,
				5.783%, due 12/30/16	460,662
	$841,151			Flint Group Holdings S.A.R.L., Term Loan B7 AEB,
				4.711%, due 12/31/14	755,459
	353,279			Flint Group Holdings S.A.R.L., Term Loan B7 AFB,
				4.711%, due 12/31/14	317,289
	2,333,333			Flint Group Holdings S.A.R.L., Term Loan B9, 4.711%, due 05/29/15	2,095,625
	1,277,104			Flint Group Holdings S.A.R.L., Term Loan C7, 4.711%, due 12/31/15	1,146,999
	1,641,520			Hanley Wood, LLC, New Term Loan B, 2.563%, due 03/07/14	849,487
	1,252,735			Intermedia Outdoor, Inc., 1st Lien Term Loan, 2.996%, due 01/31/13	1,177,571
EUR	1,369,639			Mediannuaire Holding, EUR Term Loan B3, 4.219%, due 10/12/15	1,095,322
EUR	1,486,320			Mediannuaire Holding, EUR Term Loan C2, 4.219%, due 10/12/15	1,188,633
	$4,761,595			Merrill Communications, LLC, Term Loan, 7.500%, due 12/24/12	4,618,747
	1,812,546			Nelson Canada, Term Loan, 2.746%, due 07/03/14	1,495,351
EUR	533,360			PagesJaunes Groupe SA, EUR Term Loan A3, 4.880%, due 09/11/15	565,935
AUD	22,320,730			PBL Media, AUD Term Loan B, 7.237%, due 02/05/13	20,439,865
	$1,650,149			Penton Media, Inc, New Term Loan B, 5.011%, due 08/01/14	1,254,113
	3,991,345			R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	2,295,023
	2,265,686	(4)		Source Media Inc., New Term Loan B — Accuity, 6.500%, due 01/21/17	2,226,037
	706,728	(4)		Source Media Inc., New Term Loan B — Source, 6.500%, due 01/21/17	694,360
	6,522,918			SuperMedia, Inc., Exit Term Loan, 11.000%, due 12/31/15	3,208,460
	988,030			Thomas Nelson Publishers, New Term Loan, 9.000%, due 06/14/16	932,454
	1,569,928			Yell Group PLC, New Term Loan B1, 3.971%, due 07/31/14	518,076
					66,856,068

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Radio and TV Broadcasting: 6.0%
	$694,657		Citadel Broadcasting Corporation, New Term Loan B, 4.250%, due 12/30/16	$689,447
	5,000,000		Clear Channel Communications, Inc., Term Loan B, 3.871%, due 01/28/16	3,800,000
	1,338,663		CMP KC, LLC, Term Loan, 3.471%, due 10/03/11	95,045
	3,402,004		CMP Susquehanna Corporation, Term Loan, 2.250%, due 05/03/13	3,373,301
	5,000,000	(4)	Cumulus Media Holdings Inc., Term Loan, 0.000%, due 08/30/18	4,675,000
	1,880,819		FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	1,767,970
	285,714		Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, due 04/30/18	277,143
	3,155,424	(4)	Hubbard Radio LLC, Term Loan B, 5.250%, due 04/28/17	3,013,430
	1,539,949		Local TV Finance, LLC, Term Loan B, 2.230%, due 05/07/13	1,444,665
	579,150		Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	558,880
	1,404,603		Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,355,441
EUR	64,386		ProSiebenSat.1 Media AG, EUR Term Loan B2, 2.685%, due 07/02/14	86,225
EUR	1,186,386		ProSiebenSat.1 Media AG, EUR Term Loan B3 — BankDeal(11194) merge duplicat, 2.685%, due 07/02/14	1,588,790
EUR	220,233		ProSiebenSat.1 Media AG, EUR Term Loan B3 MC (2), 2.685%, due 03/02/15	294,933
EUR	35,934		ProSiebenSat.1 Media AG, EUR Term Loan C2, 3.409%, due 07/03/15	47,928
EUR	798,662		ProSiebenSat.1 Media AG, EUR Term Loan C3, 3.409%, due 07/03/15	1,065,249
	$1,000,000		Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	947,500
	1,395,194		Regent Communications, Secured Cash Term Loan, 5.250%, due 04/27/14	1,336,770
	1,938,718		Spanish Broadcasting Systems, 1st Lien Term Loan, 2.000%, due 06/11/12	1,715,765
	23,312,965		Univision Communications, Inc., Extended Term Loan, 4.471%, due 03/31/17	20,078,291
				48,211,773
Retail Stores: 11.6%
	5,000,000	(4)	Academy Ltd., Term Loan, 6.000%, due 08/03/18	4,795,834
	4,481,250		Amscan Holdings, Inc., Term Loan B, 6.750%, due 12/04/17	4,302,000
	5,000,000		Bass Pro Group, LLC, Term Loan, 5.250%, due 06/13/17	4,762,500
	4,937,500		Burlington Coat Factory, Term Loan B, 6.250%, due 02/23/17	4,656,680
	4,824,674		Claires Stores, Inc., Term Loan B, 2.997%, due 05/29/14	4,221,590
	2,899,505	(4)	FTD, Inc, New Term Loan, 0.000%, due 06/06/18	2,787,149
	4,875,000		General Nutrition Centers, Inc., New Term Loan B, 4.250%, due 03/02/18	4,655,625
	3,782,785		Guitar Center, Inc., Extended Term Loan, 5.500%, due 04/10/17	3,335,943
	3,184,000		Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 6.500%, due 12/22/17	3,132,260
EUR	1,473,652		HEMA Holding B.V., EUR Term Loan B, 3.434%, due 07/06/15	1,982,498
EUR	1,473,652		HEMA Holding B.V., EUR Term Loan C, 4.184%, due 07/05/16	1,982,498
	$4,239,375		J. Crew, New Term Loan B, 4.750%, due 03/07/18	3,810,138

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Retail Stores: (continued)
	$4,890,250	(4)	Jo-Ann Stores, Inc., Term Loan, 4.750%, due 03/16/18	$4,547,933
	1,592,000		Leslies Poolmart, Inc., Term Loan B, 4.500%, due 11/21/16	1,504,440
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan B, 4.183%, due 06/29/15	712,026
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan B2, 4.118%, due 08/01/15	966,448
EUR	530,263		Maxeda DIY Group B.V., EUR Term Loan C, 4.697%, due 06/27/16	712,026
EUR	719,737		Maxeda DIY Group B.V., EUR Term Loan C2, 4.652%, due 08/01/16	966,448
	$2,295,648		Michaels Stores, Inc., Term Loan B2, 4.750%, due 07/31/16	2,186,605
	10,963,834		Neiman Marcus Group, Inc, New Term Loan, 4.750%, due 05/16/18	10,190,883
	6,138,000		Petco Animal Supplies, Inc., New Term Loan, 4.500%, due 11/24/17	5,754,374
GBP	2,462,962		Pets at Home Group Limited, GBP Term Loan B, 5.634%, due 01/24/17	3,983,672
	$1,200,000		Pilot Travel Centers LLC, New Term Loan B, 4.250%, due 03/30/18	1,144,500
	3,744,247		Rite Aid Corporation, Term Loan B, 1.969%, due 06/04/14	3,449,388
	1,496,250		Savers, New Term Loan B, 4.250%, due 03/03/17	1,447,622
	3,127,273		The Gymboree Corporation, New Term Loan, 5.000%, due 02/23/18	2,803,600
	1,396,500		Toys "R" Us, Inc., Incremental Term Loan B2, 5.250%, due 05/25/18	1,277,798
	3,806,550		Toys "R" Us, Inc., New Term Loan, 6.000%, due 09/01/16	3,606,706
EUR	1,863,011		Vivarte S.A.S., EUR Facility B1, 3.275%, due 03/09/15	2,255,318
EUR	1,863,011		Vivarte S.A.S., EUR Facility C1, 3.900%, due 03/08/16	2,255,318
				94,189,820
Satellite: 0.7%
	$5,992,500	(4)	Intelsat Jackson Holdings S.A., Tranche B Term Loan, 5.250%,
			due 04/02/18	5,757,792
				5,757,792
Telecommunications Equipment: 2.2%
	5,996,160	(4)	CommScope, Inc., New Term Loan B, 5.000%, due 01/14/18	5,786,295
GBP	2,383,255		Macquarie UK Broadcast Ventures Limited, GBP Term Loan A2, 2.913%, due 12/01/14	3,164,445
	$5,263,650		Syniverse Holdings, Inc., Term Loan B, 5.250%, due 12/21/17	5,114,515
EUR	1,500,000		TDF SA, EUR Term Loan C, 5.348%, due 01/29/16	1,775,812
EUR	1,500,000		TDF SA, New Extended EUR TL B2, 5.348%, due 01/29/16	1,775,812
				17,616,879
Textiles & Leather: 0.1%
EUR	623,436		Phillips-Van Heusen Corporation, New EUR Term Loan B, 4.400%, due 02/26/16	895,411
	$249,372		Renfro (RC Merger Corp.), Term Loan B, 5.500%, due 05/23/17	247,969
				1,143,380
Utilities: 5.7%
	3,593,500		AES Corporation, New Term Loan, 4.250%, due 06/01/18	3,475,213
	4,389,000		Calpine Corp, New Term Loan, 4.500%, due 04/02/18	4,081,770
	3,700,000	(4)	Dynegy Holdings Inc., CoalCo Term Loan, 0.000%, due 08/04/16	3,600,563
	3,700,000	(4)	Dynegy Holdings Inc., GasCo Term Loan, 0.000%, due 08/04/16	3,638,332
	610,514		FirstLight Power Resources, Inc. (aka NE Energy, Inc.), 2nd Lien Term Loan, 4.750%, due 05/01/14	560,655
	2,800,714		Great Point Power, LLC, Term Loan B1, 4.250%, due 03/10/17	2,653,676

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Utilities: (continued)
$4,000,000		NRG Energy, Inc., New Term Loan B, 4.000%, due 07/02/18	$3,890,000
2,863,636		Race Point Power, Term Loan, 7.750%, due 01/11/18	2,799,205
27,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loan, 4.740%, due 10/10/17	19,972,104
1,500,000		TPF Generation Holdings, LLC, 2nd Lien Term Loan C, 4.496%, due 12/15/14	1,406,250
			46,077,768
		Total Senior Loans (Cost $1,234,122,221)	1,163,999,552
Other Corporate Debt: 1.5%
Cargo Transport: 0.0%
$297,646		US Shipping Partners L.P., Subordinated Term Loan, 2.500%, due 08/07/13	$76,396
			76,396
Chemicals, Plastics & Rubber: 0.7%
5,269,044	(4)	Lyondell Chemical Company, 11.000% — 05/2018— 552078BB2, 0.000%, due 05/01/18	5,907,915
			5,907,915
Diversified / Conglomerate Manufacturing: 0.7%
2,376,990		Flextronics International, Ltd., Delayed Draw A-1A Term Loan, 2.471%, due 10/01/14	2,352,229
80,677		Flextronics International, Ltd., Delayed Draw A-1-B Term Loan, 2.471%, due 10/01/14	76,946
3,329,585		Flextronics International, Ltd., Term Loan A, 2.440%, due 10/01/14	3,175,591
			5,604,766
Radio and TV Broadcasting: 0.1%
442,229		Regent Communications, Subordinated PIK Term Loan, 12.000%, due 10/27/14	398,006
			398,006
		Total Other Corporate Debt (Cost $11,947,211)	11,987,083
Equities and Other Assets: 1.6%
	Description		Value
(1), (@) , (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)		$—
(@) , (R)	Ascend Media (Residual Interest)		—
(@) , (R)	Block Vision Holdings Corporation (719 Common Shares)		—
(2), (@) , (R)	Cedar Chemical (Liquidation Interest)		—
(@)	Citadel (33,239 Class B Shares)		1,063,648
(@)	Citadel (40,423 Class A Shares)		1,291,515
(@)	Cumuls Media (5,094 Class A Common Shares)		13,703
(2), (@) , (R)	Enterprise Profit Solutions (Liquidation Interest)		—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

	Description	Value
(4), (@) , (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	$—
(@)	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817
(2), (@) , (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)	—
(2), (@) , (R)	Gainey Corporation (Residual Interest)	—
(@)	Global Garden (138,579 Class A3 Shares)	—
(@)	Global Garden (14,911 Class A1 Shares)	—
(@)	Glodyne Technoserve, Ltd. (92,471 Common Shares)	554,555
(@)	Glodyne Technoserve, Ltd. (Escrow Account)	151,992
(2), (@) , (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Hawaiian Telcom (31,238 Common Shares)	632,570
(2), (@) , (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@) , (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@) , (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)	Mega Brands Inc. (9,788 Common Shares)	78,864
(@)	Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	7,065,707
(@)	Northeast Biofuels (Residual Interest)	—
(@) , (R)	Safelite Realty Corporation (57,804 Common Shares)	305,205
(2), (@) , (R)	Supermedia, Inc. (32,592 Common Shares)	69,095
(@)	Townsquare Media, LLC (314,505 Common Shares)	909,046
(@)	Townsquare Media, LLC (314,505 Preferred Shares)	—
(2), (@) , (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@)	US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@)	US Shipping Partners, L.P. (275,292 Contingency Rights)	—
	Total for Equities and Other Assets (Cost $12,860,608)	12,533,742
	Total Investments (Cost $1,258,930,040)**	$1,188,520,377
	Other Assets and Liabilities — Net	(378,686,098)
	Net Assets	$809,834,279

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

  (3)  Loan is on non-accrual basis.

  (4)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound

  EUR  Euro

  SEK  Swedish Kronor

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of August 31, 2011 (Unaudited) (continued)

  **  For Federal Income Tax purposes cost of investments is $1,259,014,159.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$5,794,799
Gross Unrealized Depreciation	(76,288,581)
Net Unrealized Depreciation	$(70,493,782)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the Trust's assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 08/31/11
Asset Table
Investments, at value
Senior Loans	$—	$1,162,017,537	$1,982,015	$1,163,999,552
Other Corporate Debt	—	11,589,077	398,006	11,987,083
Equities and Other Assets	3,149,395	7,065,707	2,318,640	12,533,742
Total Investments, at value	$3,149,395	$1,180,672,321	$4,698,661	$1,188,520,377
Other Financial Instruments+
Forward foreign currency contracts	—	220,184	—	220,184
Total Assets	$3,149,395	$1,180,892,505	$4,698,661	$1,188,740,561
Liabilities Table
Other Financial Instruments+
Forward foreign currency contracts	$—	$(273,725)	$—	$(273,725)
Unfunded commitments	$—	$(6,287)	$—	$(6,287)
Total Liabilities	$—	$(280,012)	$—	$(280,012)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust's assets and liabilities during the period ended August 31, 2011:

	Beginning Balance at 02/28/11	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$3,230,802	$—	$—	$—	$—	$(7,062)
Other Corporate Debt	363,879	34,127	—	—	—	—
Equities and Other Assets	2,323,529	—	—	—	(40,230)	35,341
Total	$5,918,210	$34,127	$—	$—	$(40,230)	$28,279

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 08/31/11
Senior Loans	$95,045	$(1,336,770)	$1,982,015
Other Corporate Debt	—	—	398,006
Equities and Other Assets	—	—	2,318,640
Total	$95,045	$(1,336,770)	$4,698,661

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2011 (Unaudited) (continued)

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $70,890.

  ^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

  +  Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust's policy is to recognize transfers between levels at the end of the reporting period.

At August 31, 2011 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 19,845,000	Sell	09/15/11	$21,053,757	$21,178,167	$(124,410)
State Street Bank	British Pound Sterling GBP 8,887,000	Sell	09/15/11	14,584,536	14,432,172	152,364
State Street Bank	British Pound Sterling GBP 1,000,000	Sell	10/14/11	1,602,960	1,623,438	(20,478)
State Street Bank	British Pound Sterling GBP 1,000,000	Sell	11/14/11	1,641,110	1,622,861	18,249
State Street Bank	Euro EUR 59,341,000	Sell	09/15/11	85,207,692	85,321,401	(113,709)
State Street Bank	Euro EUR 9,375,000	Sell	10/14/11	13,475,719	13,474,855	864
State Street Bank	Euro EUR 2,100,000	Sell	11/14/11	3,002,194	3,017,322	(15,128)
State Street Bank	Swedish Kronor SEK 11,763,750	Sell	09/15/11	1,895,572	1,855,640	39,932
State Street Bank	Swedish Kronor SEK 13,049,250	Sell	10/14/11	2,063,915	2,055,140	8,775
				$144,527,455	$144,580,996	$(53,541)

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Prime Rate Trust Fund was held July 6, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

ING Prime Rate Trust, Common Shares

1  To elect eight members of the Board of Trustees to represent the interests of the holders of Common Shares of the Trust until the election and qualification of their successors.

ING Prime Rate Trust, Preferred Shares

2  To elect two members of the Board of Trustees to represent the interests of the holders of Auction Rate Cumulative Preferred Shares - Series M, T, W, TH and F of the Trust - until the election and qualification of their successors.

	Proposals*	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Common Shares Trustees	Colleen D. Baldwin	128,626,990.600	3,119,135.642		131,746,126.242
	Patricia W. Chadwick	128,574,550.378	3,171,575.864		131,746,126.242
	Robert W. Crispin	128,590,772.824	3,155,353.418		131,746,126.242
	Peter S. Drotch	128,579,747.002	3,166,379.240		131,746,126.242
	J. Michael Earley	128,603,582.073	3,142,544.169		131,746,126.242
	Patrick W. Kenny	128,597,630.844	3,148,495.398		131,746,126.242
	Shaun P. Mathews	128,569,727.979	3,176,398.263		131,746,126.242
	Sheryl K. Pressler	128,572,012.535	3,174,113.707		131,746,126.242
Preferred Shares Trustees	John V. Boyer	2,276.000	647.000		2,923.000
	Roger B. Vincent	2,276.000	647.000		2,923.000

*  Proposals passed

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2011 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2011	February 8, 2011	February 23, 2011

February 28, 2011	March 8, 2011	March 22, 2011

March 31, 2011	April 7, 2011	April 25, 2011

April 29, 2011	May 6, 2011	May 23, 2011

May 31, 2011	June 8, 2011	June 22, 2011

June 30, 2011	July 7, 2011	July 22, 2011

July 29, 2011	August 8, 2011	August 22, 2011

August 31, 2011	September 8, 2011	September 22, 2011

September 30, 2011	October 6, 2011	October 24, 2011

October 31, 2011	November 8, 2011	November 22, 2011

November 30, 2011	December 8, 2011	December 22, 2011

December 20, 2011	December 28, 2011	January 12, 2012

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of August 31, 2011 was 3,771 which does not include approximately 48,339 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on July 29, 2011 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

SAR-UPRT

(0811-102411)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual filing.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 3, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2011